Finance Receivables and Operating Leases (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing leases
2018	¥ 134,020
2019	102,203
2020	69,180
2021	38,264
2022	14,819
Thereafter	3,200
Total minimum lease payments receivable	361,686	¥ 306,766
Operating leases
2018	8,580
2019	4,446
2020	2,636
2021	1,347
2022	401
Thereafter	34
Operating Leases, Future Minimum Payments Receivable, Total	¥ 17,444